Run-Off Lines (Total Gross Reserves For Asbestos Exposure) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	$ 7.3	$ 11.4	$ 36.0
Total assumed domestic reserves	44.5	54.1	54.8
Total assumed London reserves	10.9	13.8	17.7
Total asbestos reserves	62.7	79.3	108.5
Case Reserves [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2.8	3.2	23.5
Total assumed domestic reserves	21.7	24.5	28.4
Total assumed London reserves	6.2	7.9	9.8
ULAE [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2.0	2.5	2.9
Total assumed domestic reserves	3.1	3.8	4.3
Total assumed London reserves	0.7	0.9	1.2
IBNR [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2.5	5.7	9.6
Total assumed domestic reserves	19.7	25.8	22.1
Total assumed London reserves	$ 4.0	$ 5.0	$ 6.7